Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2012 Class A [Member]	Jan. 31, 2012 Class B [Member]	Jan. 31, 2012 Class C [Member]	Jan. 31, 2012 Class P [Member]
Entity Information [Line Items]
Entity Registrant Name	Kinder Morgan, Inc.
Entity Central Index Key	0001506307
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 3,172,704,838
Entity Common Stock, Shares Outstanding			535,972,387	94,132,596	2,318,258	170,921,691
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011